Income Taxes - Summary of Breakdown of Consolidated Excess MCIT and NOLCO (Detail) ₱ in Millions	12 Months Ended
Dec. 31, 2020 PHP (₱)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
MCIT	₱ 23
Consolidated tax benefits, MCIT	23
Consolidated unrecognized deferred income tax assets, MCIT	(20)
Consolidated recognized deferred income tax assets, MCIT	3
NOLCO	1,670
Consolidated tax benefits, NOLCO	501
Consolidated unrecognized deferred income tax assets, NOLCO	(413)
Consolidated recognized deferred income tax assets, NOLCO	88
Foreign Affiliates [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
NOLCO	₱ 195
December 31, 2018 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Expiry Date	Dec. 31, 2021
NOLCO	₱ 1,224
December 31, 2019 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Expiry Date	Dec. 31, 2022
MCIT	₱ 9
NOLCO	₱ 63
December 31, 2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Expiry Date	Dec. 31, 2025
MCIT	₱ 14
NOLCO	188
December 31, 2020, Net [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
MCIT	23
NOLCO	₱ 1,475